Common And Series A Preferred Stock (Details) (USD $)	0 Months Ended	1 Months Ended		12 Months Ended							3 Months Ended	12 Months Ended				12 Months Ended	3 Months Ended	12 Months Ended
	May 10, 2010	Oct. 31, 2012	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012 Board of Directors Chairman [Member]	Dec. 31, 2011 Executive Officer [Member]	Mar. 31, 2013 Preferred Stock Series A [Member]	Dec. 31, 2012 Preferred Stock Series A [Member]	Dec. 31, 2011 Preferred Stock Series A [Member]	Dec. 31, 2005 Preferred Stock Series A [Member]	Dec. 31, 2010 Preferred Stock Series A [Member]	Dec. 31, 2010 Standby Equity Distribution Agreement [Member]	Dec. 31, 2011 JMP Equity Distribution Agreement [Member]	Dec. 31, 2011 JMP Equity Distribution Agreement [Member]	Mar. 29, 2011 JMP Equity Distribution Agreement [Member]
Common And Series A Preferred Stock [Line Items]
Common stock outstanding owned percentage									14.20%	18.50%
Common operating partnership units outstanding				97,008			97,008	97,008
Redemption value for common OP Units				$ 99,000	$ 64,000
Shares of Common OP Units redeemed for common stock				0	61,153	0
Preferred operating partnership units, redeeming option, holders elected for redeemtion, date				Oct. 24, 2012
Preferred stock, redemption price		$ 10	$ 10
Shares of Preferred OP Units redeemed		11,424	39,611
Preferred stock, shares sold														1,521,258
Annual dividend rate											8.00%	8.00%	8.00%	8.00%
Stock sold price per share														$ 10.00
Preferred stock, shares outstanding											803,270	803,270	803,270		803,270
Preferred stock, liquidation preference per share											$ 10.00	$ 10.00		$ 10.00
Preferred stock, fixed annual amount of dividend per share											$ 0.80	$ 0.80
Additional dividend rate compounded on unpaid dvidends												8.00%
Common stock, shares sold	74,850															39,548	8,125	8,125
Common stock warrants sold, shares	37,425																	11,466
Shares to purchase by sold common stock and warrants	37,425
Proceeds from issuance of common stock and warrants	1,000,000
Common stock warrants, exercisable period				3 years
Common stock warrants, exercise price	20.00			9.60
Net proceeds from issuance of common stock					89,000	1,462,000										480,000	50,000	89,000
Equity distribution agreement, shares, maximum number authorized to issue																			250,000
Gross proceeds from issuance of common stock																	53,000	97,000
Commissions to agent																	3,000	5,000
Other miscellaneous expense of common stock issuance																		$ 3,000